Fees Summary	Oct. 01, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,016,297,551.54
Previously Paid Amount	0.00
Total Fee Amount	278,450.69
Total Offset Amount	0.00
Net Fee	$ 278,450.69